EQUITY EARNINGS IN AFFILIATE (Q1) (Details) $ in Thousands, £ in Millions	1 Months Ended				3 Months Ended		12 Months Ended
	Feb. 29, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Feb. 28, 2012 USD ($)	Feb. 28, 2012 GBP (£)	Mar. 31, 2015 USD ($) Novel Play Film	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Novel Play TelevisionFilm	Dec. 31, 2013 USD ($)	Oct. 02, 2012 USD ($)
Business Acquisition [Line Items]
Ownership interest in ACL (in hundredths)	64.00%	64.00%
Summarized financial information [Abstract]
Revenues					$ 2,088	$ 2,413
Film cost amortization					(517)	(645)
General, administrative and other expenses					(792)	(863)
Income from operations					779	905
Net income					$ 602	$ 707
Agatha Christie Limited Company [Member]
Business Acquisition [Line Items]
Number of novels and short story collections | Novel					80		80
Number of plays | Play					19		19
Number of television films					100		100
Purchase consideration	$ 21,900	£ 13.7	$ 21,900	£ 13.7
Summarized financial information [Abstract]
Revenues							$ 13,460	$ 36,976
Film cost amortization							(3,349)	(25,558)
General, administrative and other expenses							(3,542)	(3,307)
Income from operations							6,569	8,111
Net income							$ 4,939	$ 5,985
Agatha Christie Limited Company [Member] | Acorn Media [Member]
Business Acquisition [Line Items]
Ownership interest in ACL (in hundredths)	64.00%	64.00%
Source of cash for financing of acquisition			$ 18,700						$ 18,700